Derivative Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments [Line Items]
Notional Amount of Derivatives	$ 4,989,001	$ 3,735,835
Derivative Asset, Fair Value, Gross Asset	286,951	110,360
Derivative Liability, Fair Value, Gross Liability	1,444,304	1,060,435
Designated As Hedging [Member]
Derivative Instruments [Line Items]
Notional Amount of Derivatives	677,828	637,106
Derivative Asset, Fair Value, Gross Asset	419	0
Derivative Liability, Fair Value, Gross Liability	24,956	47,467
Designated As Non Hedging [Member]
Derivative Instruments [Line Items]
Notional Amount of Derivatives	4,311,173	3,098,729
Derivative Asset, Fair Value, Gross Asset	286,532	110,360
Derivative Liability, Fair Value, Gross Liability	1,419,348	1,012,968
Interest Rate Swap [Member] | Designated As Hedging [Member]
Derivative Instruments [Line Items]
Notional Amount of Derivatives	56,250	21,783
Derivative Asset, Fair Value, Gross Asset	133	0
Derivative Liability, Fair Value, Gross Liability	960	1,718
Interest Rate Swap [Member] | Designated As Non Hedging [Member]
Derivative Instruments [Line Items]
Notional Amount of Derivatives	2,748,317	2,302,853
Derivative Asset, Fair Value, Gross Asset	184,842	20,042
Derivative Liability, Fair Value, Gross Liability	18,702	17,132
Future [Member] | Designated As Non Hedging [Member]
Derivative Instruments [Line Items]
Notional Amount of Derivatives	277,814	210,295
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	0
Foreign Exchange Forward [Member] | Designated As Non Hedging [Member]
Derivative Instruments [Line Items]
Notional Amount of Derivatives	24,400	39,700
Derivative Asset, Fair Value, Gross Asset	4,560	5,924
Derivative Liability, Fair Value, Gross Liability	0	0
Consumer Price Index Swap [Member] | Designated As Non Hedging [Member]
Derivative Instruments [Line Items]
Notional Amount of Derivatives	101,069	120,340
Derivative Asset, Fair Value, Gross Asset	766	1,491
Derivative Liability, Fair Value, Gross Liability	0	0
Credit Default Swap [Member] | Designated As Non Hedging [Member]
Derivative Instruments [Line Items]
Notional Amount of Derivatives	649,500	392,500
Derivative Asset, Fair Value, Gross Asset	1,313	2,429
Derivative Liability, Fair Value, Gross Liability	10,949	131
Equity [Member] | Designated As Non Hedging [Member]
Derivative Instruments [Line Items]
Notional Amount of Derivatives	510,073	33,041
Derivative Asset, Fair Value, Gross Asset	90,106	5,043
Derivative Liability, Fair Value, Gross Liability	0	0
Currency Swap [Member] | Designated As Hedging [Member]
Derivative Instruments [Line Items]
Notional Amount of Derivatives	621,578	615,323
Derivative Asset, Fair Value, Gross Asset	286	0
Derivative Liability, Fair Value, Gross Liability	23,996	45,749
Embedded Derivatives In Modified Coinsurance Or Funds Withheld Arrangements [Member] | Designated As Non Hedging [Member]
Derivative Instruments [Line Items]
Notional Amount of Derivatives	0	0
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	361,456	274,220
Embedded Derivatives In Indexed Annuity [Member] | Designated As Non Hedging [Member]
Derivative Instruments [Line Items]
Notional Amount of Derivatives	0	0
Derivative Asset, Fair Value, Gross Asset	4,945	75,431
Derivative Liability, Fair Value, Gross Liability	751,523	668,951
Embedded Derivatives In Variable Annuity [Member] | Designated As Non Hedging [Member]
Derivative Instruments [Line Items]
Notional Amount of Derivatives	0	0
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	$ 276,718	$ 52,534